PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.1%
Municipal Bonds
Alabama 1.4%
Alabama Pub. Sch. & Clg. Auth. Rev., Social Bonds, Series A, Rfdg.	5.000%	11/01/28	1,000	$1,336,440
Black Belt Energy Gas Dist. Rev.,
Proj. 4, Series A-1 (Mandatory put date 12/01/25)	4.000(cc)	12/01/49	3,485	4,018,065
Proj. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	2,500	2,932,975
Jefferson Cnty. Swr Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	554,700
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	556,705

Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	1,019,050
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,641,984
				12,059,919
Alaska 1.4%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	3,391,920
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	2,000,663

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,647,270
Valdez Marine Term Rev.,
Exxon Pipeline Co. Proj., Rfdg., FRDD (Mandatory put date 12/01/20)	0.120(cc)	10/01/25	1,000	1,000,000
Exxon Pipeline Co. Proj., Series B, Rfdg., FRDD (Mandatory put date 12/01/20)	0.100(cc)	12/01/33	750	750,000
ExxonMobil Corp. Proj., Rfdg., FRDD (Mandatory put date 12/01/20)	0.120(cc)	12/01/29	3,140	3,140,000
				11,929,853
Arizona 3.5%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B, 3 Month LIBOR + 0.810%	0.961(c)	01/01/37	2,280	2,165,324
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp., Series A	5.000	02/01/29	350	456,288
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	397,407

Chandler Indl. Dev. Auth. Rev., Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,188,832

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)

Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000%	01/01/41	1,000	$1,219,280
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,585,380
Series A, AMT	5.000	07/01/47	2,000	2,332,180
Sr. Lien, AMT	5.000	07/01/48	2,000	2,377,320
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,318,008

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,120,420
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Forward Delivery, Series A, Rfdg.(hh)	5.000	01/01/28	875	1,097,381
Series A, Rfdg.	4.000	01/01/38	2,000	2,339,660
Salt Verde Finl. Corp.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,575	3,449,702
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,505	4,951,969
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,675,056
				30,674,207
California 11.1%
Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,500	1,742,400
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	4,945	5,565,598
Bay Area Toll Auth. Rev., Series F-1	5.000	04/01/56	2,000	2,388,620
California Cnty. Tob. Secur. Agcy. Rev., Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	845	845,161
California Hlth. Facs. Fing. Auth. Rev.,
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,175,700
Sutter Hlth. Series D, Rfdg. (Pre-refunded date 08/15/21)(ee)	5.250	08/15/31	1,000	1,035,940
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Village Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,268,400
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,750	3,181,777
California St.,
GO	5.000	03/01/45	3,000	3,485,490
GO, Rfdg.	5.000	11/01/28	2,500	3,339,200
GO, Rfdg.	5.000	08/01/45	500	590,445
GO, Rfdg.	5.000	08/01/46	1,500	1,810,815
GO, Unrefunded	6.000	03/01/33	365	365,058
Var. Purp., GO	5.000	04/01/42	7,000	7,397,180

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California St., (cont’d.)
Var. Purp., GO	5.250%	04/01/35	1,250	$1,329,550
Var. Purp., GO, Rfdg.	5.000	09/01/41	4,250	4,388,380
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,295,050
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,598,020

California St. Pub. Wks. Brd. Lease Rev., Forward Delivery, Series A, Rfdg.(hh)	5.000	02/01/28	2,360	2,895,012
California St. Univ. Rev., Series A, Systemwide, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000	11/01/37	1,250	1,304,488
Foothill-De Anza Cmnty. Clg. Dist., Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,289,987
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/26	1,025	1,243,745
Series A-1, Rfdg.	5.000	06/01/28	3,105	3,840,264
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,533,088
Series A-1, Rfdg.	5.000	06/01/30	505	629,998
Series A-1, Rfdg.	5.000	06/01/33	3,050	3,729,570
Series A-1, Rfdg.	5.000	06/01/35	1,545	1,847,001
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,140	1,591,349
Series A	5.500	11/15/37	1,000	1,497,250
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/29	2,000	2,204,660
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,736,625
Sr. Series C, AMT	5.000	05/15/28	1,000	1,283,560
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,226,190

Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000	07/01/34	2,500	2,797,500
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	3,307,400
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	0.896(t)	08/01/25	2,000	1,918,240
Port of Oakland Rev.,
Series O, Rfdg., AMT	5.000	05/01/29	2,860	2,911,223
Sr. Lien, Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,855,490

Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,188,340
San Diego Cmnty. Clg. Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,547,985

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT	5.000%	07/01/38	1,000	$1,098,820
Sr. Series B, AMT	5.000	07/01/43	2,000	2,188,920

San Diego Cnty. Wtr. Auth. Rev., Green Bond, Series A, Rfdg.(hh)	5.000	05/01/28	750	980,355
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,101,430
Second Series F, Rfdg., AMT	5.000	05/01/28	1,635	1,663,514

Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	927,672
				97,142,460
Colorado 2.8%
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/27	1,425	1,754,289
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/29	2,070	2,654,775
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/34	2,500	3,197,100
Commonspirit Hlth. Series B-2 (Mandatory put date 02/01/26)	5.000(cc)	08/01/49	2,465	2,932,487
Vail Valley Med. Ctr.	4.000	01/15/45	1,500	1,613,520
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	830	1,044,887
Series A, Rfdg., AMT	5.250	11/15/22	1,050	1,097,240
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,846,020
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,233,200
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,718,620
E-470 Pub. Highway Auth.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	900	1,154,439
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,000	1,312,110
				24,558,687
Connecticut 2.2%
Connecticut St.,
Series A, GO	4.000	01/15/33	2,000	2,435,340
Series A, GO	5.000	01/15/32	2,000	2,651,020
Series B, GO, Rfdg.	5.000	05/15/25	2,000	2,401,760
Series C, GO	5.000	06/15/28	1,000	1,307,560

Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Series A, Rfdg.	4.375	09/01/28	1,000	1,028,230
Connecticut St. Spl. Tax Rev.,
Spl. Tax Oblig. Bonds, Series A	5.000	05/01/27	1,165	1,476,474

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut (cont’d.)
Connecticut St. Spl. Tax Rev., (cont’d.)
Spl. Tax Oblig. Bonds, Series A	5.000%	05/01/29	4,000	$5,299,880
Trans. Infrastructure, Series A	5.000	01/01/38	2,000	2,479,060
				19,079,324
Delaware 0.2%
Delaware Trans. Auth. Rev., Rfdg.	5.000	07/01/28	1,150	1,528,476
District of Columbia 2.1%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,505,938
Gallaudet Univ.	5.500	04/01/34	600	608,910
Kipp DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,414,962
Kipp. Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	976,140
Kipp. Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	832,583

Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,440,660
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,969,440
Rfdg., AMT	5.000	10/01/26	3,075	3,802,330
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,692,450
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,119,540
Series C, Rfdg.	5.000	10/01/27	1,000	1,036,630
				18,399,583
Florida 7.7%
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,411,060
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,700,145
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,760,740

Central Florida Expressway Auth. Rev., Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,267,140
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,068,580
Cityplace Cmnty. Dev. Dist., Spl. Assess., Rfdg.	5.000	05/01/26	1,000	1,164,890

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625%	04/01/43	500	$561,850
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000	04/01/42	1,000	1,132,410

Florida Dev. Fin. Corp. Rev., Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	661,937
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,050	1,218,325
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,250	1,484,275

Grtr. Orlando Avtn. Auth. Rev., Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,921,550
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT	5.000	10/01/25	1,245	1,393,516
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	5,313,060

JEA Elec. Sys. Rev., Sub. Series A, Rfdg.	5.000	10/01/28	9,000	11,583,901
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr., Rfdg., AGM	5.000	02/01/44	1,500	1,684,335
Miami Dade Cnty. Avtn. Rev., Miami Int’l. Arpt., Series B	5.000	10/01/41	2,500	2,507,125
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Series B, Rfdg., AGM	5.250	10/01/22	5,000	5,441,500
Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,173,950
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	592,560
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarst. Mem. Hosp.	4.000	07/01/48	2,860	3,217,100
Sarst. Mem. Hosp.	5.000	07/01/28	1,160	1,497,328

South Miami Hlth. Facs. Auth. Inc., Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,184,350
Tampa Hlth. Sys. Rev., Baycare Hlth. Sys., Series A, Rfdg.	5.000	11/15/33	3,090	3,279,201
Village Cmnty. Dev. Dist. No. 6,
Spl. Assess., Rfdg.	4.000	05/01/27	330	387,341
Spl. Assess., Rfdg.	4.000	05/01/28	340	397,222
Spl. Assess., Rfdg.	4.000	05/01/29	350	404,842

Village Cmnty. Dev. Dist. No. 7, Spl. Assess., Rfdg.	4.000	05/01/23	1,075	1,134,275

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Village Cmnty. Dev. Dist. No. 10, Spl. Assess.	4.500%	05/01/23	520	$537,514
Village Cmnty. Dev. Dist. No. 13,
Spl. Assess.	3.375	05/01/34	500	526,110
Spl. Assess., 144A	2.625	05/01/30	1,000	1,008,620
				67,616,752
Georgia 2.1%
Atlanta Arpt. Rev.,
Gen. Series B, Rfdg., AMT	5.000	01/01/30	500	501,800
Gen. Series C, Rfdg.	6.000	01/01/30	3,250	3,264,788
Main Street Natural Gas, Inc., Rev.,
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	4,340	5,093,250
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	2,850	3,128,160

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. 1	2.250	07/01/25	1,000	1,044,280
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.(hh)	4.000	11/01/24	1,050	1,192,905
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,725,191

Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design	5.000	04/01/44	2,120	2,335,858
				18,286,232
Hawaii 0.9%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,141,760
Series A, AMT	5.000	07/01/48	3,000	3,504,690

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,560	2,906,957
				7,553,407
Illinois 12.6%
Chicago Brd. of Ed. Rev.,
Series A, GO, Rfdg.	4.000	12/01/20	500	500,010
Series C, GO, Rfdg.	5.000	12/01/22	1,500	1,552,650
Spl. Tax	5.000	04/01/46	1,000	1,088,860
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT (Pre-refunded date 01/01/22)(ee)	5.000	01/01/32	2,000	2,099,200
Series A, Rfdg., AMT	5.000	01/01/33	1,220	1,408,783

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago O’Hare Int’l. Arpt. Rev., (cont’d.)
Series B, Rfdg.	5.000%	01/01/32	1,500	$1,750,875
Sr. Lien, Series D	5.250	01/01/42	2,000	2,385,600
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	3,000	3,408,810
Transit Imps. (Pre-refunded date 12/01/21)(ee)	5.250	12/01/40	1,000	1,050,150
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,000	2,209,360
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/29	355	411,995
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	450	520,740
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,280,120
2nd Lien, Series A	5.000	01/01/47	1,000	1,152,740
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,295	1,394,197
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,913,147
2nd Lien, Series A-1	5.000	11/01/27	510	617,452
2nd Lien, Series A-1	5.000	11/01/30	1,380	1,669,124
Chicago, IL,
Proj. Series A, GO	5.250	01/01/35	1,950	1,952,301
Proj. Series A, GO, Rfdg.	5.250	01/01/29	1,185	1,249,405
Rmkt., Series 2002B, GO	5.250	01/01/28	1,850	1,983,052
Rmkt., Series 2002B, GO	5.500	01/01/37	600	635,760
Rmkt., Series 2003B, GO, Rfdg.	5.500	01/01/30	1,000	1,076,760
Series A, GO	5.500	01/01/33	960	1,022,227
Series C, GO, Rfdg.	5.000	01/01/23	270	275,657
Series C, GO, Rfdg.	5.000	01/01/24	340	359,142
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,081,950
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,446,652
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	1,300	1,570,153
Illinois St.,
GO	5.000	02/01/24	1,195	1,283,155
GO	5.000	11/01/30	500	541,340
GO	5.000	04/01/31	1,000	1,053,580
GO	5.250	02/01/29	2,000	2,139,200
GO, Rfdg.	5.000	08/01/24	2,000	2,086,760
GO, Rfdg.	5.000	02/01/25	1,315	1,427,932
Series A, GO	5.000	04/01/22	1,730	1,799,754
Series A, GO	5.000	12/01/39	2,500	2,668,525
Series A, GO, Rfdg.	5.000	10/01/28	750	842,722
Series C, GO	5.000	11/01/29	1,000	1,062,620

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series D, GO	5.000%	11/01/22	1,950	$2,014,233
Series D, GO	5.000	11/01/23	3,730	3,890,763
Series D, GO	5.000	11/01/26	6,150	6,617,338
Series D, GO	5.000	11/01/27	2,210	2,387,551
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,391,187
Series C	5.000	01/01/39	2,000	2,307,920
Sr. Rev. Bonds, Series A, Rfdg.	5.000	01/01/28	5,000	6,434,700
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,000	3,994,320
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	3.269(t)	12/15/34	10,000	6,342,700
McCormick Place Expansion, Series A, CABS, NATL	3.372(t)	06/15/37	7,500	4,313,550
Railsplitter Tob. Settlement Auth. Rev.,
Series 2010 (Pre-refunded date 06/01/21)(ee)	6.000	06/01/28	1,250	1,286,100
Tob. Set. Funded	5.000	06/01/28	1,055	1,284,040

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,967,158
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,647,193
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,869,045

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,082,450
				109,802,708
Indiana 0.8%
Indianapolis Loc. Pub. Impvt. Bank Rev., Courthouse & Jail Proj., Series A, Rfdg.	4.000	02/01/44	4,250	4,971,140
Whiting, IN Rev., BP products, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	1,500	1,816,800
				6,787,940
Iowa 0.9%
PEFA, Inc., Gas Proj. Rev., Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	6,500	7,940,660

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kansas 0.3%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000%	09/01/45	2,170	$2,522,712
Kentucky 2.1%
Kentucky Pub. Energy Auth., Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	2,855	3,203,595
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,819,861
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	5,070	6,068,486
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Rfdg. (Mandatory put date 09/01/23)	0.700(cc)	06/01/40	1,000	995,850
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,652,040

Trimble Cnty. Elec. Pwr. & Lt. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,255,715
				17,995,547
Louisiana 0.8%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	12,142
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,290,689
Tulane Univ. of Louisiana, Rfdg.	5.000	04/01/29	1,000	1,316,190

Louisiana St. Hwy. Impt. Rev., Series A	5.000	06/15/34	1,250	1,431,137
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,559,415
				6,609,573
Maine 0.1%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Maine Hlth., Series A	5.000	07/01/27	600	756,522
Maryland 0.3%
Washington Suburban Sanitary Comm. Rev., Consol. Pub. Impvt., 2nd Series	4.000	06/01/40	2,150	2,474,220

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Massachusetts 0.8%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500%	07/01/27	1,325	$1,755,810
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	4,029,330
Massachusetts St. Port Auth. Rev.,
Series A, AMT	5.000	07/01/42	1,000	1,061,430
Series A, Rfdg., AMT	5.000	07/01/27	320	402,426
				7,248,996
Michigan 1.5%
Michigan Fin. Auth. Rev.,
McLaren Hlth., Series D-2, Rfdg. (Mandatory put date 08/09/21)	0.610(cc)	10/15/38	1,000	999,787
Sr. Series A, Class 1, Rfdg.	5.000	06/01/28	1,000	1,292,450
Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	250	328,960
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	1,000	1,338,250
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	2,250	2,989,710
Sr. Series A, Class 1, Rfdg.	5.000	06/01/33	2,750	3,622,465

Michigan St. Bldg. Auth. Rev., Facs. Prog., Series I-A, Rfdg. (Pre-refunded date 10/15/21)(ee)	5.375	10/15/41	750	783,833
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,618,215
				12,973,670
Minnesota 0.3%
Rochester Rev., Mayo. Clnc.	4.000	11/15/48	2,000	2,264,480
Mississippi 0.3%
Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc., Series F, FRDD (Mandatory put date 12/01/20)	0.120(cc)	11/01/35	2,100	2,100,000
Poll. Ctrl. Rfdg.	3.200	09/01/28	500	528,905
				2,628,905

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri 0.8%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000%	01/01/44	3,500	$3,908,170
Univ. of Missouri, Rev., Series B, Rfdg.	5.000	11/01/30	2,505	3,484,180
				7,392,350
Nebraska 0.7%
Central Plns. Energy. Proj. Rev., Proj. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,390	4,949,900
Douglas Cnty. Hosp. Auth. No. 2, Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,000	1,205,410
				6,155,310
New Jersey 8.2%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,631,340
Cape May Cnty. Indl. Poll. Ctrl. Fing. Auth. Rev., Atlantic City Elec. Co., Series A, Rfdg., NATL	6.800	03/01/21	2,615	2,656,500
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,347,575
American Wtr. Co., Inc., Series B, Rfdg., AMT (Mandatory put date 06/01/23)	1.200(cc)	11/01/34	1,000	1,013,220
Sch. Facs. Construction	5.000	06/15/29	1,500	1,829,385
Sch. Facs. Construction, Series NN, Rfdg.	5.000	03/01/27	2,950	3,178,773
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,342,151
Series BBB, Rfdg.	5.500	06/15/30	1,500	1,800,825

New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,747,575
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,816,080
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,857,842
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,107,800
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,134,060

New Jersey St. Sales Tax Rev., Covid-19 GO Emergency Bonds, Series A, GO	5.000	06/01/29	2,500	3,191,675
New Jersey St. Tpke. Auth., Rev.,
Series A	5.000	01/01/28	1,150	1,328,745
Series A	5.000	01/01/48	2,155	2,617,118
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,026,997

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey St. Tpke. Auth., Rev., (cont’d.)
Series A, Unrefunded	5.000%	01/01/43	1,115	$1,183,249
Series B, Rfdg.	5.000	01/01/27	1,965	2,462,086
Series E, Rfdg.	5.000	01/01/32	1,685	2,109,940
New Jersey St. Trans. Tr. Fd. Sys. Auth. Rev.,
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,000	1,190,080
Trans. Sys. Bond, Rfdg.	5.000	12/15/26	500	590,135
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	3,565	4,320,032
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,470,663
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	3,255	3,662,493
Trans. Sys., Series B	5.500	06/15/31	1,090	1,115,353
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,290	2,594,959
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/23	1,055	1,170,480
Series A, Rfdg.	5.000	06/01/27	1,120	1,400,739
Series A, Rfdg.	5.000	06/01/28	1,660	2,117,479
Series A, Rfdg.	5.000	06/01/29	2,480	3,142,582
Series A, Rfdg.	5.000	06/01/37	2,000	2,436,240
Series A, Rfdg.	5.250	06/01/46	5,500	6,609,845
				71,204,016
New Mexico 0.3%
Farmington Rev., Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	3,013,590
New York 4.6%
Metropolitan Trans. Auth. Rev.,
Bans, Sub. Series B-2A	5.000	05/15/21	2,625	2,650,253
Series D, Rfdg.	5.000	11/15/21	635	649,681
Series D, Rfdg.	5.000	11/15/21	1,195	1,222,628

Monroe Cnty. Indl. Dev. Corp. Rev., Rochester Regl. Hlth. Proj., Series A, Rfdg.	5.000	12/01/27	700	870,142
New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Series A, Rfdg., AGM	5.000	03/01/28	500	637,490
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Series S-1A	5.250	07/15/37	3,000	3,084,240
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec’d., Sub. Series D-1	5.000	11/01/38	3,000	3,117,360
Future Tax Sec’d., Sub. Series D-1, Rfdg.	5.000	11/01/28	3,000	3,952,440

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	$1,833,930
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,228,710
Mount Sinai Sch. of Medicine, Series A, Rfdg.	5.000	07/01/21	1,685	1,690,611
Rans, Sub. Series B	5.000	03/31/21	1,750	1,777,160
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/21	2,000	2,060,780

New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fing., Series B, ETM(ee)	5.500	10/15/23	3,750	4,298,100
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT(hh)	5.000	12/01/25	800	933,288
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,088,270
New York, NY,
Fiscal 2008, Rmkt., Series J-10, GO	5.000	08/01/26	1,000	1,239,820
Series C-1, GO, Rfdg.	5.000	08/01/31	1,860	2,507,429

Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	175	175,018
TSASC, Inc., Rev., Series A, Rfdg.	5.000	06/01/41	2,000	2,281,260
Util. Debt Secur. Auth. Rev., Series TE, Rfdg.	5.000	12/15/41	2,585	2,924,979
				40,223,589
North Carolina 0.5%
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. Rev.,
Series A, ETM(ee)	6.400	01/01/21	150	150,756
Series A, Rfdg. (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	690,645

North Carolina Tpke. Auth. Rev., Bans	5.000	02/01/24	3,000	3,397,410
				4,238,811
Ohio 4.7%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	582,158
Allen Cnty. Hosp. Facs. Rev., Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,464,496
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	3,345	4,307,892
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/29	365	478,599

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Buckeye Tob. Settlement Fing. Auth. Rev., (cont’d.)
Sr. Series A-2, Class 1, Rfdg.	5.000%	06/01/31	3,930	$5,234,132
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	2,060	2,702,596
Franklin Cnty. Hosp. Facs. Rev.,
Hosp. Facs.	4.125	05/15/45	2,000	2,188,880
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,181,060
Nationwide Children’s Hosp. Proj., Rfdg.	4.000	11/01/47	2,400	2,691,840
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	5,461,462
Ohio Hlth. Corp., Series A (Pre-refunded date 11/15/21)(ee)	5.000	11/15/41	2,000	2,090,840

Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	950	1,119,005
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500	11/15/37	875	927,220
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250	08/01/41	800	826,640
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	520,905
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,555,740

Ohio St. Higher Edl. Facs., Comm. Rev., Cleveland Clnc. Hlth. Sys. Oblig. Series A-1, Rfdg. (Pre-refunded date 01/01/23)(ee)	5.000	01/01/42	2,000	2,196,960
Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys. Series A, Rfdg.	4.000	01/01/36	2,500	2,919,025
Cleveland Clnc. Hlth. Sys. Series A, Rfdg.	5.000	01/01/28	1,250	1,619,437
				41,068,887
Oklahoma 1.4%
Oklahoma St. Dev. Fin. Auth. Rev.,
Gilcrease Expressway West, AMT	1.625	07/06/23	1,500	1,497,240
St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	1,500	1,586,340
Oklahoma Tpke. Auth. Rev.,
Series A	4.000	01/01/48	2,000	2,234,620
Series A	5.000	01/01/42	3,000	3,540,810
Series A, Rfdg.	5.000	01/01/29	1,000	1,331,830

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma (cont’d.)

Stillwater Util. Auth. Rev., Series A	5.000%	10/01/39	1,865	$2,156,127
				12,346,967
Oregon 0.1%
Medford Hosp. Facs. Auth. Rev., Asante Proj., Series A, Rfdg.	5.000	08/15/27	470	591,363
Pennsylvania 5.4%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded date 12/01/21)(ee)	5.375	12/01/41	2,700	2,839,374
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	1,560	1,864,996
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	1,000	1,295,910
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,000	1,245,100
Geisinger Auth. Rev.,
Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,000	1,226,480
Series A-1	5.125	06/01/41	2,000	2,040,200

Gen. Auth. of Southcentral Pennsylvania, Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg.	5.000	06/01/44	3,000	3,380,520
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,364,800
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
UPMC, Series A-1	5.000	04/15/26	1,000	1,229,750
Wste. Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 08/02/21)	0.700(cc)	08/01/37	1,000	999,960
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Trustees Univ. of Pennsylvania, Series A	4.000	08/15/41	3,200	3,647,648
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/28	600	789,378
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/49	2,000	2,488,140
Pennsylvania Tpke. Comm. Rev.,
Series A	5.000	12/01/38	1,000	1,156,900
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,744,320
Series A-2, Rfdg.	5.000	12/01/26	565	712,877
Series A-2, Rfdg.	5.000	12/01/28	715	916,687
Series B	5.000	12/01/45	7,000	8,108,030
Sub. Series A-1	5.000	12/01/25	1,100	1,326,083
Sub. Series B, Rfdg.	5.000	06/01/29	1,775	2,148,354

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Tpke. Comm. Rev., (cont’d.)
Sub. Series B-1	5.250%	06/01/47	2,000	$2,364,980

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp., Rfdg.	4.000	07/01/37	1,075	1,234,455
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	812,000
16th Series A, AGM	5.000	08/01/29	1,000	1,322,050

Philadelphia, Wtr. & Wstewtr. Rev., Series A	5.000	11/01/27	930	1,191,218
				47,450,210
Puerto Rico 1.1%
Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	1,260	1,320,694
Sr. Lien, Series A	6.000	07/01/47	1,050	1,103,823
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	2.080(t)	07/01/24	1,526	1,416,860
Series A-1, CABS	2.082(t)	07/01/27	6,342	5,533,205
				9,374,582
Rhode Island 0.9%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,815	4,630,609
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/22	325	345,966
Series A, Rfdg.	5.000	06/01/24	395	444,600
Series A, Rfdg.	5.000	06/01/40	2,350	2,611,719
				8,032,894
South Carolina 1.2%
South Carolina Prt. Auth. Rev., AMT	4.000	07/01/45	1,000	1,069,710
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg.	5.125	12/01/43	2,000	2,227,200
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,488,040
Series A, Rfdg.	5.000	12/01/29	1,195	1,423,162
Series A, Rfdg.	5.000	12/01/31	1,595	2,139,134
				10,347,246

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Dakota 0.1%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg.	5.000%	06/01/27	1,000	$1,110,260
Tennessee 0.5%
Tennessee Energy Acquisition Corp. Gas Rev.,
Series A	5.250	09/01/26	2,375	2,913,484
Series C	5.000	02/01/22	1,050	1,098,877
				4,012,361
Texas 7.2%
Central Tex. Regl. Mobility Auth. Rev.,
Bans, Sub. Series F	5.000	01/01/25	950	1,086,449
Sr. Lien, Series A	5.000	01/01/40	1,395	1,601,028
Sr. Lien, Series A	5.000	01/01/45	1,000	1,139,710
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,107,660
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,153,130
Dallas-Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/27	1,000	1,278,880
Series A, Rfdg.	5.000	11/01/26	500	623,740

Grand Parkway Trans. Corp. Rev., First Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,190,420
Gulf Coast Wste. Disp. Auth. Rev.,
ExxonMobil Corp. Proj., FRDD (Mandatory put date 12/01/20)	0.140(cc)	09/01/25	18,350	18,350,000
ExxonMobil Corp. Proj., FRDD (Mandatory put date 12/01/20)	0.140(cc)	12/01/25	2,700	2,700,000
ExxonMobil Corp. Proj., Series A, FRDD (Mandatory put date 12/01/20)	0.130(cc)	06/01/30	210	210,000
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,250	2,810,655
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,060	1,241,599

Harris Cnty. Metro. Trans. Auth. Tax Rev., Series A, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000	11/01/36	3,000	3,130,800
Harris Cnty. Toll Road Auth. Rev., Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,701,760
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/21)(ee)	5.000	07/01/25	1,045	1,072,912

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Houston Arpt. Sys. Rev., (cont’d.)
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000%	07/01/32	5,640	$6,045,403
Sub. Lien, Series B, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	2,000	2,149,940

Lower Colorado River Auth. Rev., LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	750	952,778
Lower Neches Valley Auth. Indl. Dev. Corp. Rev., ExxonMobil Corp. Proj., Series B, Rfdg., FRDD (Mandatory put date 12/01/20)	0.130(cc)	11/01/29	850	850,000
Matagorda Cnty. Navigation Dist. No. 1, Rev., Cent. Pwr. & Lt., Rmkt., Rfdg., AMT (Mandatory put date 09/01/23)	0.900(cc)	05/01/30	1,250	1,233,912
North Tex. Twy. Auth. Rev.,
First Tier, Series A, Rfdg.	5.000	01/01/28	650	791,486
Second Tier, Rfdg.	5.000	01/01/48	1,250	1,514,600
Second Tier, Series B, Rfdg.	5.000	01/01/27	585	735,836
Series B, Rfdg.	5.000	01/01/45	2,000	2,307,420
Spl. Projs., Series A (Pre-refunded date 09/01/21)(ee)	5.500	09/01/41	1,000	1,039,460
Tex. Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien, NTE Mobility, Series 3A & 3B, AMT	6.750	06/30/43	500	557,260
Sr. Lien, NTE Mobility, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,689,675
				63,266,513
Utah 1.9%
Cnty. of Utah Rev.,
IHC Hlth. Serv. Inc., Series A, Rfdg.	4.000	05/15/41	5,000	5,768,500
IHC Hlth. Serv. Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	2,600	3,236,558
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/23	2,000	2,227,900
Series A, AMT	5.000	07/01/28	2,070	2,650,055
Series A, AMT	5.250	07/01/48	2,000	2,458,440
				16,341,453
Virginia 1.1%
Arlington Cnty. Indl. Dev. Auth. Rev., Virginia Hosp. Ctr., Rfdg.	5.000	07/01/26	500	618,875
Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,175	2,302,912
Healthcare, Inova Hlth. Sys. Series A, Rfdg.	4.000	05/15/48	3,000	3,428,310

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)

Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000%	11/01/48	2,000	$2,264,780
Wise Cnty. Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	766,365
				9,381,242
Washington 2.4%
Port of Seattle Rev.,
Intermediate Lien, Series C, Rfdg., AMT	5.000	02/01/24	2,500	2,517,275
Series A, AMT	5.000	05/01/43	1,500	1,745,055
Series B, Rfdg., AMT	5.000	09/01/26	1,115	1,152,877

Skagit Cnty. Pub. Hosp. Dist. No. 1, Rev., Rfdg. & Impvt., Series A	5.000	12/01/37	1,000	1,081,770
Univ. of Washington, Rev.,
Forward Delivery, Series C, Rfdg.(hh)	5.000	04/01/31	1,250	1,660,025
Forward Delivery, Series C, Rfdg.(hh)	5.000	04/01/32	1,250	1,649,900
Forward Delivery, Series C, Rfdg.(hh)	5.000	04/01/34	1,000	1,320,220
Forward Delivery, Series C, Rfdg.(hh)	5.000	04/01/35	1,750	2,298,642
Washington St. Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys. Series B, Rfdg.	5.000	08/15/26	600	719,526
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	3,039,808
Seattle Children’s Hosp., Series A	5.000	10/01/42	2,000	2,143,920
Swedish Hlth. Svcs., Series A (Pre-refunded date 05/15/21)(ee)	6.250	11/15/41	1,500	1,541,415
				20,870,433
West Virginia 0.5%
Harrison Cnty. Comm. Rev., Monongahela Pwr. Co. Proj., Series A, Rfdg., AMT (Mandatory put date 10/15/21)	3.000(cc)	10/15/37	500	507,945
West Virginia Econ. Dev. Auth. Rev., Wheeling Pwr. Co. Mitche, Series A, Rfdg., AMT (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	514,685
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000	01/01/43	1,000	1,192,200
West Virginia Prkwys. Auth. Rev., Sr. Tpke. Toll	4.000	06/01/47	1,970	2,265,973
				4,480,803

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.3%
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000%	11/15/43	1,500	$1,725,960
Marshfield Clnc. Hlth. Sys., Series B-2, Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	02/15/51	1,000	1,208,160
				2,934,120

TOTAL INVESTMENTS 100.1% (cost $814,346,164)				872,671,833
Liabilities in excess of other assets(z) (0.1)%				(814,048)

Net Assets 100.0%				$871,857,785

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
PSFG—Permanent School Fund Guarantee
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2020.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM National Muni Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Futures contracts outstanding at November 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
65	20 Year U.S. Treasury Bonds	Mar. 2021	$11,368,906	$(18,168)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).